Cover	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Entity File Number	001-38036
Entity Registrant Name	TAKUNG ART CO., LTD
Entity Central Index Key	0001491487
Entity Tax Identification Number	26-4731758
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 709 Tower 2
Entity Address, Address Line Two	Admiralty Centre
Entity Address, Address Line Three	18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
City Area Code	852
Local Phone Number	3158 0977
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TKAT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false